Pensions	12 Months Ended
Dec. 31, 2018
Disclosure of defined benefit plans [abstract]
Disclosure of employee benefits [text block]

19 Pensions

The main pension plans for Equinor ASA and its most significant subsidiaries are defined contribution plans, in which the pension costs are recognised in the Consolidated statement of income in line with payments of annual pension premiums. The pension contribution plans in Equinor ASA also includes certain unfunded elements (notional contribution plans), for which the annual notional contributions are recognised as pension liabilities. These notional pension liabilities are regulated equal to the return on asset within the main contribution plan. See note 2 Significant accounting policies for more information about the accounting treatment of the notional contribution plans reported in Equinor ASA.

In addition, Equinor ASA has a closed defined benefit plan for employees with less than 12 years of future service before their regular retirement age, and for employees in certain subsidiaries. Equinor's defined benefit plans are generally based on a minimum of 30 years of service and 66% of the final salary level, including an assumed benefit from the Norwegian National Insurance Scheme. The Norwegian companies in the group are subject to, and complies with, the requirements of the Norwegian Mandatory Company Pensions Act.

The defined benefit plans in Norway are managed and financed through Equinor Pensjon (Equinor's pension fund - hereafter "Equinor Pension"). Equinor Pension is an independent pension fund that covers the employees in Equinor's Norwegian companies. The pension fund's assets are kept separate from the company's and group companies' assets. Equinor Pension is supervised by the Financial Supervisory Authority of Norway ("Finanstilsynet") and is licenced to operate as a pension fund.

Equinor is a member of a Norwegian national agreement-based early retirement plan (“AFP”), and the premium is calculated based on the employees' income, but limited to 7.1 times the basic amount in the National Insurance scheme (7.1 G). The premium is payable for all employees until age 62. Pension from the AFP scheme will be paid from the AFP plan administrator to employees for their full lifetime. Equinor has determined that its obligations under this multi-employer defined benefit plan can be estimated with sufficient reliability for recognition purposes. Accordingly, the estimated proportionate share of the AFP plan is recognised as a defined benefit obligation.

The present values of the defined benefit obligation, except for the notional contribution plan, and the related current service cost and past service cost are measured using the projected unit credit method. The assumptions for salary increases, increases in pension payments and social security base amount are based on agreed regulation in the plans, historical observations, future expectations of the assumptions and the relationship between these assumptions. At 31 December 2018 the discount rate for the defined benefit plans in Norway was established on the basis of seven years' mortgage covered bonds interest rate extrapolated on a yield curve which matches the duration of Equinor's payment portfolio for earned benefits, which was calculated to be 15.9 years at the end of 2018. Social security tax is calculated based on a pension plan's net funded status and is included in the defined benefit obligation.

Equinor has more than one defined benefit plan, but the disclosure is made in total since the plans are not subject to materially different risks. Pension plans outside Norway are not material and as such not disclosed separately. The pension costs in Equinor ASA are partly re-charged to licence partners.

Net pension cost

(in USD million)	2018	2017	2016

Current service cost	214	242	238
Interest cost	-	-	192
Interest (income) on plan asset	-	-	(148)
Past service cost	0	(0)	2
Losses (gains) from curtailment, settlement or plan amendment	20	15	109
Actuarial (gains) losses related to termination benefits	0	(1)	59
Notional contribution plans	55	51	50

Defined benefit plans	289	308	503

Defined contribution plans	173	162	148

Total net pension cost	462	469	650

In addition to the pension cost presented in the table above, financial items related to defined benefit plans are included in the statement of income within Net financial items. Interest cost and changes in fair value of notional assets of USD 167 million, and interest income of USD 127 million has been recognised in 2018.

(in USD million)	2018	2017

Defined benefit obligations (DBO)
Defined benefit obligations at 1 January	8,286	7,791
Current service cost	214	243
Interest cost	182	219
Actuarial (gains) losses - Financial assumptions	174	(26)
Actuarial (gains) losses - Experience	(27)	(21)
Benefits paid	(219)	(311)
Losses (gains) from curtailment, settlement or plan amendment	(1)	13
Paid-up policies	(18)	(84)
Foreign currency translation	(469)	411
Changes in notional contribution liability	55	52

Defined benefit obligations at 31 December	8,176	8,286

Fair value of plan assets
Fair value of plan assets at 1 January	5,687	5,250
Interest income	136	148
Return on plan assets (excluding interest income)	(135)	283
Company contributions	49	39
Benefits paid	(217)	(196)
Paid-up policies and personal insurance	(18)	(121)
Foreign currency translation	(315)	283

Fair value of plan assets at 31 December	5,187	5,687

Net pension liability at 31 December	(2,990)	(2,599)

Represented by:
Asset recognised as non-current pension assets (funded plan)	831	1,306
Liability recognised as non-current pension liabilities (unfunded plans)	(3,821)	(3,905)

DBO specified by funded and unfunded pension plans	8,176	8,286

Funded	4,359	4,392
Unfunded	3,817	3,894

Actual return on assets	1	431

The actuarial loss in 2018 is mainly due to a higher expected rate of pension increase and higher expected compensation increase. Equinor recognised an actuarial gain from changes in financial assumptions in 2017.

Actuarial losses and gains recognised directly in Other comprehensive income (OCI)

(in USD million)	2018	2017	2016

Net actuarial (losses) gains recognised in OCI during the year	(282)	331	(482)
Actuarial (losses) gains related to currency effects on net obligation and foreign exchange translation	172	(158)	(21)
Tax effects of actuarial (losses) gains recognised in OCI	22	(38)	129

Recognised directly in OCI during the year net of tax	(88)	135	(374)

Cumulative actuarial (losses) gains recognised directly in OCI net of tax	(1,141)	(1,053)	(1,188)

Actuarial assumptions
	Assumptions used to determine benefit costs in %		Assumptions used to determine benefit obligations in %

	2018	2017	2018	2017

Discount rate	2.50	2.50	2.75	2.50
Rate of compensation increase	2.25	2.25	2.75	2.25
Expected rate of pension increase	1.75	1.75	2.00	1.75
Expected increase of social security base amount (G-amount)	2.25	2.25	2.75	2.25

Weighted-average duration of the defined benefit obligation			15.9	17.2

The assumptions presented are for the Norwegian companies in Equinor which are members of Equinor's pension fund. The defined benefit plans of other subsidiaries are immaterial to the consolidated pension assets and liabilities.

Expected attrition at 31 December 2018 was 0.2% and 0% for employees between 50-59 years and 60-67 years, and 0.2% and 2.2% in 2017. In 2018 a separate attrition rate of 3.2% was calculated for employees between 60-67 with immediate withdrawal of vested pension, thus remaining in the scheme. For population in Norway, the mortality table K2013, issued by The Financial Supervisory Authority of Norway, is used as the best mortality estimate.

Disability tables for plans in Norway developed by the actuary were implemented in 2013 and represent the best estimate to use for plans in Norway.

Sensitivity analysis

The table below presents an estimate of the potential effects of changes in the key assumptions for the defined benefit plans. The following estimates are based on facts and circumstances as of 31 December 2018.

	Discount rate		Expected rate of compensation increase		Expected rate of pension increase		Mortality assumption
(in USD million)	0.50%	-0.50%	0.50%	-0.50%	0.50%	-0.50%	+ 1 year	- 1 year

Changes in:
Defined benefit obligation at 31 December 2018	(611)	695	169	(167)	520	(473)	296	(324)
Service cost 2019	(21)	25	7	(7)	16	(14)	8	(9)

The sensitivity of the financial results to each of the key assumptions has been estimated based on the assumption that all other factors would remain unchanged. The estimated effects on the financial result would differ from those that would actually appear in the Consolidated financial statements because the Consolidated financial statements would also reflect the relationship between these assumptions.

Pension assets

The plan assets related to the defined benefit plans were measured at fair value. Equinor Pension invests in both financial assets and real estate.

Real estate properties owned by Equinor Pension amounted to USD 417 million and USD 447 million of total pension assets at 31 December 2018 and 2017, respectively, and are rented to Equinor companies.

The table below presents the portfolio weighting as approved by the board of Equinor Pension for 2018. The portfolio weight during a year will depend on the risk capacity.

Pension assets on investments classes			Target portfolio weight
(in %)	2018	2017

Equity securities	36.5	37.5	31 - 43
Bonds	44.9	41.7	36 - 48
Money market instruments	12.3	14.3	0 - 29
Real estate	6.3	6.1	5 - 10
Other assets	0.0	0.4

Total	100.0	100.0

In 2018 92% of the equity securities, 31% of bonds and 55% of money market instruments had quoted market prices in an active market (level 1). 8% of the equity securities, 69% of bonds and 45% of money market instruments had market prices based on inputs other than quoted prices. If quoted market prices are not available, fair values are determined from external calculation models based on market observations from various sources, classified at level 2 in the fair value hierarchy.

In 2017 92% of the equity securities, 32% of bonds and 67% of money market instruments had quoted market prices in an active market. 8% of the equity securities, 68% of bonds and 32% of money market instruments had market prices based on inputs other than quoted prices (level 2).

For definition of the various levels, see note 26 Financial instruments: fair value measurement and sensitivity analysis of market risk.

Company contributions to be made to Equinor Pension in 2019 are expected to be less than USD 100 million.